Warrant Liabilities - Fair Value of Convertible Preferred Stock Warrant Liability (Detail)		12 Months Ended
	Feb. 12, 2016	Dec. 31, 2016	Dec. 31, 2015
Series B Warrants [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	90.00%		90.00%
Expected Term (years)	0 years		1 month 12 days
Expected dividend yield	0.00%		0.00%
Risk-free rate	0.65%		0.65%
Series C Warrants [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility		90.00%	90.00%
Expected Term (years)		3 years 2 months 1 day	4 years 2 months 1 day
Expected dividend yield		0.00%	0.00%
Risk-free rate		1.51%	1.76%